Leases - Schedule of Future Minimum Lease Payments / Receipts - Finance Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Leases [Line items]
Current	$ 60	$ 54
Future value	1,065
Non-current	658	735
Receipts Annual interest	(347)
Estimated lease payments/receivable	718	789
Current	23	25
Future value	488
Non-current	162	204
Payments Annual interest	(303)
Estimated lease payments/receivable	185	$ 229
Not later than one year [member]
Disclosure Of Leases [Line items]
Future value	123
Receipts Annual interest	(63)
Estimated lease payments/receivable	60
Future value	45
Payments Annual interest	(22)
Estimated lease payments/receivable	23
Later Than One Year and Not Later Than Five Years [member]
Disclosure Of Leases [Line items]
Future value	466
Receipts Annual interest	(195)
Estimated lease payments/receivable	271
Future value	112
Payments Annual interest	(59)
Estimated lease payments/receivable	53
Later than five years [member]
Disclosure Of Leases [Line items]
Future value	476
Receipts Annual interest	(89)
Estimated lease payments/receivable	387
Future value	331
Payments Annual interest	(222)
Estimated lease payments/receivable	$ 109